Financial Assets and Liabilities at Fair Value through Profit or Loss - Outstanding Cross Currency Swap Contracts for which Hedge Accounting Treatment is not Applied (Detail) - 12 months ended Dec. 31, 2016 - Cross currency swap contracts [member]
$ in Millions, $ in Millions
	TWD ($)	USD ($)
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2017-01
Contract Amount	$ 5,487.6	$ 170
Range of Interest Rates Paid	3.98%
Range of Interest Rates Received	0.00%